Share Repurchase Program - Additional Information (Detail) (USD $)	1 Months Ended
	Sep. 30, 2012	Nov. 30, 2012 Common Stock	Nov. 30, 2012 American Depository Share
Equity, Class of Treasury Stock [Line Items]
Shares authorized to repurchase, shares		7,859,550	2,619,850
Purchase price, per share		$ 1.1	$ 3.3
Discount of stock repurchased, percentage	15.20%